CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.15

Tape Compare Report: 1/11/2022

Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXXXX	433621450	XX/XX/XXXX	XX/XX/XXXX	Note Date	1	Yes